Submission	Jun. 18, 2026
Submission [Line Items]
Central Index Key	0002058007
Registrant Name	ECST Holdings Ltd
Registration File Number	333-289562
Form Type	F-1
Submission Type	F-1/A
Fee Exhibit Type	EX-FILING FEES